LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES [Abstract]
Information Pertaining to Lease

Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2023 $	2024 $	2025 $

Lease cost
Operating lease cost	295,501	314,128	413,532
Short-term lease cost	23,172	38,905	54,959
	318,673	353,033	468,491

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information
Operating cash flows from operating leases	292,781	315,925	421,473
ROU assets obtained in exchange for new operating lease liabilities	279,526	329,176	600,556

Weighted-Average Remaining Lease Term
	As of December 31,
	2024	2025

Weighted-average remaining lease term
Operating leases	6.6 years	6.9 years

Weighted-Average Discount Rate
Weighted-average discount rate
Operating leases	7.7%	6.5%

Maturities of Lease Liabilities
Maturities of operating lease liabilities as of December 31, 2025 were as follows:

$

2026	380,589
2027	297,264
2028	246,623
2029	222,578
2030	177,094
Thereafter	522,257
Total lease payments	1,846,405
Less: imputed interest	(359,608)
Present value of lease liabilities	1,486,797